Stock-Based Compensation and Other Benefit Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation and Other Benefit Plans

NOTE 8. STOCK-BASED COMPENSATION AND OTHER BENEFIT PLANS

Spirit of Texas Bancshares, Inc. 2008 Stock Plan (the “2008 Stock Plan”)

Option activity for the period indicated is summarized as follows:

	2008 Stock Plan
	Options	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)	Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1, 2018	1,415,350	$12.59
Granted	—
Exercised	(191,428)	$10.63	$1,909
Forfeited (1)	(18,000)	$13.30	$131
Expired	—

Outstanding at June 30, 2018	1,205,922	$12.89	$9,298	5.17

Exercisable at June 30, 2018	962,882	$12.54	$7,761	4.66

Vested at June 30, 2018	962,882	$12.54	$7,761	4.66

(1)	Forfeitures are accounted for in the period they occur.

The total unrecognized compensation cost of $902 thousand related to the 2008 Stock Plan for the share awards outstanding at June 30, 2018 will be recognized over a weighted average remaining period of 2.15 years.

Spirit of Texas Bancshares, Inc. 2017 Stock Plan (the “2017 Stock Plan”)

Option activity for the period indicated is summarized as follows:

	2017 Stock Plan
	Options	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)	Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1, 2018	127,927	$15.00
Granted	75,116	20.63	$—
Exercised	—
Forfeited (1)	—
Expired	—

Outstanding at June 30, 2018	203,043	$17.08	$715	9.10

Exercisable at June 30, 2018	76,770	$15.00	$430	8.66

Vested at June 30, 2018	76,770	$15.00	$430	8.66

(1)	Forfeitures are accounted for in the period they occur.

The fair values of the stock options granted for the six months ended June 30, 2018 were determined utilizing the Black-Scholes pricing model methodology. A summary of assumptions used to calculate the fair values of the 2017 Stock Plan awards is presented below:

2017 Stock Plan
Six Months Ended June 30, 2018
Expected volatility	23%
Expected dividend yield	0.0%
Expected term (years)	7.5
Risk-free interest rate	2.36 - 2.81%
Weighted average grant date fair value	$6.75

The expected volatility is based on the volatility of comparable peer banks. The expected term represents the period of time that the 2017 Stock Plan awards are expected to be outstanding from the date of grant. The risk-free interest rate is based on the U.S. Treasury yields for the expected term of the instrument.

The total unrecognized compensation cost of $663 thousand related to the 2017 Stock Plan for the share awards outstanding at June 30, 2018 will be recognized over a weighted average remaining period of 4.51 years.

Warrants

Warrant activity for the period indicated is summarized as follows:

	Spirit of Texas Bancshares, Inc. 2008 Warrants
	Warrants	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)	Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1, 2018	105,000	$10.00
Granted	—
Exercised	(15,000)	$10.00	$159
Forfeited (1)	—
Expired	—

Outstanding at June 30, 2018	90,000	$10.00	$954	0.38

Exercisable at June 30, 2018	90,000	$10.00	$954	0.38

Vested at June 30, 2018	90,000	$10.00	$954	0.38

(1)	Forfeitures are accounted for in the period they occur.

There is no remaining expense to be recognized on the Spirit of Texas Bancshares, Inc. 2008 Warrants.

There was no activity during the six months ended June 30, 2018 on the Bank4Texas or Oasis Warrants.

NOTE 14. STOCK-BASED COMPENSATION AND OTHER BENEFIT PLANS

Spirit of Texas Bancshares, Inc. 2008 Stock Plan

During 2008, the Company established an incentive stock plan. Under the plan, stockholders authorized options to purchase up to 914,500 shares of Company stock. During 2015, stockholders authorized an increase in options to purchase up to 1,750,000 shares of Company stock. The option terms cannot exceed 10 years from the grant date. Options are fully vested after five years of employment. Options for a total of 1,415,350 shares of the Company stock are outstanding as of December 31, 2017. At December 31, 2017, the Company had 281,625 available shares for future option grants.

The following tables present the activity during the year ended December 31, 2017 related to the 2008 Stock Plan:

	2008 Stock Plan
	Options	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1, 2017	1,549,725	$12.62
Granted	2,000	13.00	$—
Exercised	(40,000)	11.71	$132
Forfeited(1)	(96,375)	13.37
Expired	—	—

Outstanding at December 31, 2017	1,415,350	$12.59	$3,411	5.28

Exercisable at December 31, 2017	1,070,475	$12.09	$3,115	4.58

Vested at December 31, 2017	1,070,475	$12.09	$3,115	4.58

(1)	Forfeitures are accounted for in the period they occur

The fair values of the stock options granted for the years ended December 31, 2017 and 2016 were determined utilizing the Black-Scholes pricing model methodology. A summary of assumptions used to calculate the fair values of the 2008 Stock Plan award is presented below:

	2008 Stock Plan
	Years Ended December 31,
	2017	2016
Expected volatility	20.0%	21.6%
Expected dividend yield	0.0%	0.0%
Expected term (years)	7.5	7.5
Risk-free interest rate	1.94%	0.94-1.84%
Weighted average grant date fair value	$3.58	$3.78

The Company uses the calculated value method to account for its options. Management determined that the SNL Small Cap U.S. Bank Index is representative of the Company’s industry and has used the historical closing return values of that index to estimate volatility. The expected term represents the period of time that the 2008 Stock Plan awards are expected to be outstanding from the date of grant. The risk-free interest rate is based on the U.S. Treasury yields for the expected term of the instrument.

A summary of selected data related to stock-based compensation expense follows:

	2008 Stock Plan
	Year Ended December 31,
	2017	2016
	(Dollars in thousands)
Stock-based compensation expense	$1,290	$1,069
Amount of cash received from exercise of awards	468	59

	2008 Stock Plan
	Year Ended December 31,
	2017	2016
	(Dollars in thousands)
Unrecognized compensation expense related to stock-based compensation	$1,218	$2,751
Weighted-average life over which expense is expected to be recognized (years)	2.5	3.3

Spirit of Texas Bancshares, Inc. 2017 Stock Plan

On February 23, 2017, the Company established an incentive stock plan to attract and retain officers, employees, directors and other service providers. Under the plan, stockholders authorized options to purchase up to 1,000,000 shares of Company stock. The option terms cannot exceed 10 years from the grant date. Directors’ options vested immediately and all employees’ options vest after 5 years of employment. Options for a total of 127,927 shares of the Company stock are outstanding as of December 31, 2017. At December 31, 2017, the Company had 872,073 available shares for future option grants.

The following tables present the activity during the year ended December 31, 2017 related to the 2017 Stock Plan:

	2017 Stock Plan
	Options	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1, 2017	—	$—
Granted	127,927	15.00	$—
Exercised	—	—
Forfeited(1)	—	—
Expired	—	—

Outstanding at December 31, 2017	127,927	$15.00	$—	9.17

Exercisable at December 31, 2017	65,000	$15.00	$—	9.15

Vested at December 31, 2017	65,000	$15.00	$—	9.15

(1)	Forfeitures are accounted for in the period they occur

The fair values of the stock options granted for the year ended December 31, 2017 were determined utilizing the Black-Scholes pricing model methodology. A summary of assumptions used to calculate the fair values of the 2017 Stock Plan award is presented below:

2017 Stock Plan
Year Ended December 31,
2017
Expected volatility	20.0%
Expected volatility of directors’ options immediately vested	16.2%
Expected dividend yield	0.0%
Expected term (years) except for directors’ options immediately vested	7.5
Expected term (years) of directors’ options immediately vested	5.0
Risk-free interest rate	1.76-1.95%
Weighted average grant date fair value	$3.44

The Company uses the calculated value method to account for its options. Management determined that the SNL Small Cap U.S. Bank Index is representative of the Company’s industry and has used the historical closing return values of that index to estimate volatility. The expected term represents the period of time that the 2017 Stock Plan awards are expected to be outstanding from the date of grant. The risk-free interest rate is based on the U.S. Treasury yields for the expected term of the instrument.

The total stock-based compensation expense related to the 2017 Stock Plan was $230 thousand for the year ended December 31, 2017. The total unrecognized compensation cost of $216 thousand related to the 2017 Stock Plan for share awards outstanding at December 31, 2017 will be recognized over a weighted average remaining period of 4.2 years.

Spirit of Texas Bancshares, Inc. 2008 Warrants

In exchange for providing the seed money for the formation of the Company, its organizers received warrants to acquire common stock at an exercise price of $10 per share. The warrants are exercisable for a period of ten years and are not transferable. During 2008, warrants for 105,000 shares of stock were issued. None of these warrants have been exercised.

Bank4Texas Warrants

In connection with the acquisition of Bank4Texas in 2010, the Company issued warrants for 12,491 shares of stock. The Bank4Texas warrants expire in August 2020. The warrants are exercisable at $10.50 per share and expire in August 2020.

The following table presents the activity for the period indicated related to the Bank4Texas Warrants:

	Bank4Texas Warrants
	Warrants	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1, 2017	12,491	$10.50
Granted	—	—
Exercised	(419)	10.50	$2
Forfeited(1)	—	—
Expired	—	—

Outstanding at December 31, 2017	12,072	$10.50	$54	2.65

Exercisable at December 31, 2017	12,072	$10.50	$54	2.65

Vested at December 31, 2017	12,072	$10.50	$54	2.65

(1)	Forfeitures are accounted for in the period they occur

The amount of cash received from the exercise of the warrants was $4 thousand. There is no remaining expense to be recognized on the Bank4Texas Warrants.

Oasis Warrants

In connection with the acquisition of Oasis Bank in 2012, the Company issued warrants for 19,140 shares of stock. The Oasis warrants are exercisable at $12.84 per share and expire in November 2022. None of these warrants have been exercised.

Spirit of Texas Bank 401(k) Retirement Plan

The Company sponsors the Spirit of Texas Bank, S.S.B. 401(k) Plan, a tax-qualified, deferred compensation plan (the “401(k) Plan”). Under the terms of the 401(k) Plan eligible employees may contribute a portion of compensation not exceeding the limits set by law. Employees are eligible to participate at the completion of one month of service. The 401(k) Plan allows a matching employer contribution equal to 100% of elective deferrals that do not exceed 6% of compensation. Matching contributions are fully vested after six years of service. Total 401(k) matching employer contribution expense amounted to $738 thousand and $732 thousand for the years ended December 31, 2017 and 2016, respectively.